PROFIT FUNDS
                                     [LOGO]
                                INVESTMENT TRUST

February 7, 2001

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Profit Funds Investment Trust (the "Trust")
     File No. 333-06849

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 7 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 7 has been filed electronically.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Secretary



     8720 Georgia Avenue, Suite 808 . Silver Spring, MD 20910 . 301-650-0059
                 FAX 301-650-0608 . http;//www.profitfunds.com